Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 247.7	$ 175.7
Indefinite-lived intangible assets	12.4	12.4
Total	294.6	366.6
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	247.1	175.1
Intangible assets subject to amortization	282.2	354.2
Licenses
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0.6	$ 0.6